Property and Equipment, net (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Property, Plant, and Equipment [Abstract]
Depreciation expense	$ 29	$ 123	$ 78	$ 246	$ 366	$ 472
Loss on disposal of assets					$ 472	$ 584